UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7803

Name of Registrant:	Vanguard Treasury Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

Item 1:	Schedule of Investments

Vanguard Treasury Money Market Fund
Schedule of Investments
November 30, 2006

	Yield(1)	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S Government Securities (99.6%)

U.S. Treasury Bill	4.849%-5.122%	12/7/2006	322,641	322,381
U.S. Treasury Bill	5.142%-5.167%	12/14/2006	349,430	348,782
U.S. Treasury Bill	4.920%-5.156%	12/21/2006	346,604	345,649
U.S. Treasury Bill	4.922%-5.188%	12/28/2006	462,755	461,015
U.S. Treasury Bill	4.874%-4.934%	1/4/2007	116,165	115,634
U.S. Treasury Bill	5.043%-5.060%	1/25/2007	237,673	235,862
U.S. Treasury Bill	4.901%-5.049%	2/1/2007	431,521	427,844
U.S. Treasury Bill	4.869%-5.033%	2/8/2007	434,000	429,902
U.S. Treasury Bill	5.026%	2/15/2007	370,000	366,123
U.S. Treasury Bill	5.003%-5.012%	2/22/2007	346,000	342,055
U.S. Treasury Bill	4.919%-4.975%	3/1/2007	667,648	659,449
U.S. Treasury Bill	4.969%	3/8/2007	65,000	64,147
U.S. Treasury Bill	4.915%-5.051%	3/22/2007	303,133	298,533
U.S. Treasury Bill	4.927%-4.940%	3/29/2007	170,565	167,873
U.S. Treasury Bill	4.940%-4.989%	4/5/2007	307,124	301,984
U.S. Treasury Note	3.375%	2/28/2007	393,000	391,402

Total U.S. Government Securities
(Cost $5,278,635)				5,278,635

Other Assets and Liabilities—Net (0.4%)				23,061

Net Assets (100%)				5,301,696

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TREASURY FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TREASURY FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2007

VANGUARD TREASURY FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.